Financing Liabilities - The Changes in Liabilities Arising from Financing Activities (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2018 JPY (¥)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance	¥ 6,903,782
Cash flows from financing activities	134,478
Cash flows from operating activities	(3,308)
Non-cash changes, Acquisitions	50,610
Non-cash changes, Changes in foreign currency exchange rates	(200,457)
Non-cash changes, Changes in fair value	(36,466)
Non-cash changes, Other	6,788
Changes in liabilities arising from financing activities, ending balance	6,855,427
Short-term financing liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance	1,162,111
Cash flows from financing activities	101,885
Non-cash changes, Changes in foreign currency exchange rates	(28,854)
Non-cash changes, Other	1,505
Changes in liabilities arising from financing activities, ending balance	1,236,647
Long-term financing liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance	5,647,007
Cash flows from financing activities	80,042
Non-cash changes, Changes in foreign currency exchange rates	(169,403)
Non-cash changes, Other	4,717
Changes in liabilities arising from financing activities, ending balance	5,562,363
Lease obligations [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance	69,364
Cash flows from financing activities	(47,449)
Non-cash changes, Acquisitions	50,610
Non-cash changes, Changes in foreign currency exchange rates	(468)
Non-cash changes, Other	566
Changes in liabilities arising from financing activities, ending balance	72,623
Derivative financial liabilities (assets) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance	25,300
Cash flows from operating activities	(3,308)
Non-cash changes, Changes in foreign currency exchange rates	(1,732)
Non-cash changes, Changes in fair value	(36,466)
Changes in liabilities arising from financing activities, ending balance	¥ (16,206)